LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–84.51%
Aerospace & Defense–0.52%
Curtiss-Wright	8,650	$ 799,347
HEICO Class A	7,450	476,055
Huntington Ingalls Industries	1,485	270,582
Northrop Grumman	3,290	995,389
Spirit AeroSystems Holdings Class A	4,100	98,113
†Teledyne Technologies	475	141,203
Textron	2,700	72,009
		2,852,698
Air Freight & Logistics–0.03%
†XPO Logistics	3,500	170,625
		170,625
Airlines–0.38%
Alaska Air Group	1,400	39,858
Delta Air Lines	9,860	281,306
Southwest Airlines	43,056	1,533,224
†United Airlines Holdings	6,600	208,230
		2,062,618
Auto Components–0.42%
BorgWarner	86,396	2,105,471
Lear	2,380	193,375
		2,298,846
Banks–5.79%
Bank of America	127,690	2,710,859
Citigroup	45,750	1,926,990
Citizens Financial Group	154,255	2,901,537
East West Bancorp	3,300	84,942
Fifth Third Bancorp	248,277	3,686,913
First Horizon National	25,200	203,112
First Republic Bank	35,302	2,904,649
Huntington Bancshares	254,676	2,090,890
KeyCorp	12,600	130,662
M&T Bank	49,773	5,148,021
Popular	27,440	960,400
Regions Financial	298,932	2,681,420
Signature Bank	4,550	365,775
†SVB Financial Group	1,075	162,411
TCF Financial	82,314	1,865,235
Truist Financial	45,298	1,396,990
US Bancorp	11,820	407,199
Western Alliance Bancorp	11,200	342,832
Zions Bancorp	59,654	1,596,341
		31,567,178
Beverages–0.88%
Constellation Brands Class A	21,197	3,038,802
Keurig Dr Pepper	73,307	1,779,161
		4,817,963
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology–0.84%
AbbVie	19,390	$ 1,477,324
Amgen	5,280	1,070,414
†Biogen	2,070	654,907
†BioMarin Pharmaceutical	1,400	118,300
†Bluebird Bio	2,400	110,304
Gilead Sciences	7,190	537,524
†Incyte	950	69,568
†Moderna	12,600	377,370
†Neurocrine Biosciences	1,600	138,480
†Sarepta Therapeutics	75	7,337
		4,561,528
Building Products–0.68%
Fortune Brands Home & Security	59,255	2,562,779
Trane Technologies	13,750	1,135,612
		3,698,391
Capital Markets–4.14%
Affiliated Managers Group	1,350	79,839
Ameriprise Financial	60,930	6,244,106
BGC Partners Class A	12,300	30,996
Cboe Global Markets	500	44,625
Evercore Class A	1,400	64,484
Invesco	8,500	77,180
LPL Financial Holdings	16,000	870,880
MarketAxess Holdings	75	24,943
Morningstar	4,350	505,687
MSCI	965	278,846
Northern Trust	51,223	3,865,288
Raymond James Financial	60,878	3,847,490
State Street	11,700	623,259
T. Rowe Price Group	61,768	6,031,645
		22,589,268
Chemicals–1.27%
†Axalta Coating Systems	30,960	534,679
Cabot	5,790	151,235
CF Industries Holdings	18,930	514,896
DuPont de Nemours	6,830	232,903
Eastman Chemical	2,300	107,134
Huntsman	66,040	952,957
Sherwin-Williams	8,617	3,959,684
Valvoline	37,200	486,948
		6,940,436
Communications Equipment–0.46%
†Ciena	1,700	67,677
Cisco Systems	19,640	772,048
†CommScope Holding	118,598	1,080,428
†F5 Networks	5,450	581,134
		2,501,287
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–1

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–0.18%
†AECOM	17,970	$ 536,404
†MasTec	14,350	469,676
		1,006,080
Construction Materials–0.65%
Martin Marietta Materials	18,849	3,566,796
		3,566,796
Consumer Finance–0.17%
Ally Financial	12,460	179,798
American Express	6,420	549,616
Discover Financial Services	4,830	172,286
		901,700
Containers & Packaging–2.60%
Ardagh Group	32,400	384,264
Avery Dennison	1,590	161,973
Ball	63,213	4,087,353
†Berry Global Group	11,760	396,430
†Crown Holdings	11,760	682,550
Graphic Packaging Holding	48,300	589,260
O-I Glass	10,800	76,788
Packaging Corp. of America	17,833	1,548,439
Silgan Holdings	120,926	3,509,273
WestRock	97,317	2,750,178
		14,186,508
Distributors–0.47%
Genuine Parts	29,392	1,978,963
†LKQ	28,500	584,535
		2,563,498
Diversified Consumer Services–0.10%
†frontdoor	4,350	151,293
H&R Block	27,560	388,045
		539,338
Diversified Financial Services–0.42%
†Berkshire Hathaway Class B	7,470	1,365,740
Equitable Holdings	25,800	372,810
Voya Financial	13,630	552,697
		2,291,247
Diversified Telecommunication Services–0.69%
AT&T	36,690	1,069,514
CenturyLink	49,900	472,054
Verizon Communications	41,050	2,205,616
		3,747,184
Electric Utilities–4.05%
American Electric Power	5,880	470,282
Edison International	75,207	4,120,592
Entergy	50,000	4,698,500
Evergy	4,300	236,715
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Exelon	17,140	$ 630,923
FirstEnergy	19,350	775,355
NextEra Energy	1,590	382,586
NRG Energy	67,250	1,833,235
OGE Energy	15,870	487,685
†PG&E	19,600	176,204
Southern	29,420	1,592,799
Xcel Energy	110,855	6,684,556
		22,089,432
Electrical Equipment–1.79%
Acuity Brands	35,650	3,053,779
AMETEK	55,559	4,001,359
GrafTech International	5,900	47,908
Hubbell	20,820	2,388,887
Regal Beloit	4,200	264,390
		9,756,323
Electronic Equipment, Instruments & Components–3.03%
Amphenol Class A	44,343	3,231,718
†Arrow Electronics	61,361	3,182,795
Avnet	24,000	602,400
CDW	39,067	3,643,779
Dolby Laboratories Class A	13,700	742,677
†Keysight Technologies	29,175	2,441,364
SYNNEX	36,860	2,694,466
		16,539,199
Energy Equipment & Services–0.05%
Baker Hughes	6,120	64,260
National Oilwell Varco	11,900	116,977
TechnipFMC	9,990	67,333
		248,570
Entertainment–0.35%
Activision Blizzard	3,750	223,050
†Electronic Arts	7,830	784,331
†Live Nation Entertainment	4,100	186,386
†Take-Two Interactive Software	5,850	693,869
		1,887,636
Equity Real Estate Investment Trusts–8.70%
Alexandria Real Estate Equities	1,200	164,472
American Campus Communities	56,148	1,558,107
American Homes 4 Rent Class A	111,887	2,595,778
American Tower	6,010	1,308,678
Americold Realty Trust	900	30,636
AvalonBay Communities	30,776	4,529,304
Boston Properties	45,809	4,224,964
Brixmor Property Group	185,717	1,764,311

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–2

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Equity Real Estate Investment Trusts (continued)
Camden Property Trust	1,175	$ 93,107
Cousins Properties	1,700	49,759
CyrusOne	1,300	80,275
Douglas Emmett	1,560	47,596
Duke Realty	15,000	485,700
EPR Properties	1,000	24,220
Equinix	1,295	808,818
Equity LifeStyle Properties	4,285	246,302
Essex Property Trust	15,647	3,446,095
Extra Space Storage	6,800	651,168
Federal Realty Investment Trust	37,225	2,777,357
Gaming and Leisure Properties	15,600	432,276
Highwoods Properties	1,400	49,588
Host Hotels & Resorts	68,600	757,344
Hudson Pacific Properties	6,650	168,644
Invitation Homes	50,390	1,076,834
JBG SMITH Properties	51,379	1,635,394
Kimco Realty	166,592	1,610,945
Medical Properties Trust	6,500	112,385
Mid-America Apartment Communities	2,619	269,836
Outfront Media	120,026	1,617,950
Paramount Group	88,000	774,400
Park Hotels & Resorts	3,400	26,894
Prologis	6,085	489,051
Rayonier	115,982	2,731,376
Realty Income	7,100	354,006
Regency Centers	41,045	1,577,359
Retail Properties of America Class A	22,000	113,740
SITE Centers	17,200	89,612
SL Green Realty	1,970	84,907
STORE Capital	13,990	253,499
Sun Communities	2,100	262,185
Ventas	36,343	973,992
VICI Properties	41,000	682,240
Vornado Realty Trust	78,693	2,849,474
Weingarten Realty Investors	3,400	49,062
Weyerhaeuser	120,964	2,050,340
WP Carey	24,646	1,431,440
		47,411,420
Food & Staples Retailing–1.14%
Kroger	119,677	3,604,671
†U.S. Foods Holding	66,772	1,182,532
Walgreens Boots Alliance	12,430	568,673
Walmart	7,620	865,784
		6,221,660
Food Products–1.27%
Archer-Daniels-Midland	9,650	339,487
General Mills	13,580	716,616
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Hershey	3,300	$ 437,250
Lamb Weston Holdings	1,700	97,070
†Pilgrim's Pride	30,080	545,050
†Post Holdings	39,375	3,266,944
Tyson Foods Class A	26,100	1,510,407
		6,912,824
Gas Utilities–0.66%
National Fuel Gas	87,174	3,250,718
UGI	12,270	327,241
		3,577,959
Health Care Equipment & Supplies–1.41%
Cooper	100	27,567
DENTSPLY SIRONA	5,500	213,565
Hill-Rom Holdings	3,600	362,160
†Hologic	20,180	708,318
†SmileDirectClub	66,300	309,621
Teleflex	700	205,002
Zimmer Biomet Holdings	58,057	5,868,402
		7,694,635
Health Care Providers & Services–5.22%
AmerisourceBergen	54,476	4,821,126
Anthem	3,170	719,717
Cardinal Health	16,400	786,216
†Centene	24,850	1,476,339
Cigna	23,254	4,120,144
†DaVita	14,880	1,131,773
†Henry Schein	51,929	2,623,453
Humana	7,835	2,460,347
†Laboratory Corp of America Holdings	31,096	3,930,223
McKesson	8,577	1,160,125
†Premier Class A	16,900	552,968
UnitedHealth Group	3,785	943,903
Universal Health Services Class B	37,352	3,700,836
		28,427,170
Health Care Technology–0.02%
†Change Healthcare	8,704	86,953
		86,953
Hotels, Restaurants & Leisure–0.37%
†Chipotle Mexican Grill	600	392,640
Hilton Worldwide Holdings	5,780	394,427
Starbucks	5,590	367,487
Wendy's	6,700	99,696
Wyndham Destinations	36,150	784,455
		2,038,705
Household Durables–1.58%
DR Horton	6,910	234,940

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–3

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Garmin	5,100	$ 382,296
†Mohawk Industries	34,232	2,609,847
Newell Brands	279,228	3,708,148
PulteGroup	66,640	1,487,405
†Tempur Sealy International	4,000	174,840
		8,597,476
Household Products–0.80%
Energizer Holdings	71,646	2,167,291
Procter & Gamble	19,820	2,180,200
		4,347,491
Independent Power and Renewable Electricity Producers–0.56%
AES	81,800	1,112,480
Clearway Energy Class A	15,010	257,722
Vistra Energy	103,890	1,658,084
		3,028,286
Industrial Conglomerates–0.54%
Carlisle	23,693	2,968,259
		2,968,259
Insurance–5.33%
Alleghany	4,581	2,530,315
Allstate	17,310	1,587,846
American Financial Group	3,720	260,698
American National Insurance	400	32,952
Aon	3,220	531,429
†Arch Capital Group	2,520	71,719
Assurant	390	40,595
Assured Guaranty	5,570	143,650
Axis Capital Holdings	1,000	38,650
Everest Re Group	1,425	274,199
Fidelity National Financial	24,030	597,866
First American Financial	11,875	503,619
Hanover Insurance Group	3,860	349,639
Hartford Financial Services Group	112,201	3,953,963
Loews	173,854	6,055,335
Marsh & McLennan	36,133	3,124,059
MetLife	10,050	307,229
Principal Financial Group	73,636	2,307,752
Progressive	44,867	3,312,979
Travelers	6,110	607,029
Willis Towers Watson	945	160,508
WR Berkley	43,456	2,267,100
		29,059,131
Interactive Media & Services–0.16%
†InterActiveCorp	2,750	492,882
†Twitter	15,900	390,504
		883,386
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Internet & Direct Marketing Retail–0.30%
Expedia Group	29,289	$ 1,648,092
		1,648,092
IT Services–2.06%
†Black Knight	8,521	494,729
Broadridge Financial Solutions	5,200	493,116
†CACI International Class A	5,775	1,219,391
DXC Technology	31,500	411,075
Fidelity National Information Services	9,114	1,108,627
†Fiserv	6,700	636,433
Global Payments	2,697	388,988
Jack Henry & Associates	18,595	2,886,688
KBR	19,950	412,566
Leidos Holdings	17,720	1,624,038
Mastercard Class A	3,790	915,513
Sabre	18,423	109,248
Switch Class A	18,300	264,069
Visa Class A	1,480	238,458
		11,202,939
Life Sciences Tools & Services–0.23%
Agilent Technologies	7,200	515,664
†IQVIA Holdings	5,520	595,387
†PPD	9,200	163,852
		1,274,903
Machinery–3.66%
Allison Transmission Holdings	8,500	277,185
Caterpillar	6,880	798,355
Crane	7,170	352,621
Cummins	4,630	626,532
Deere & Co.	2,970	410,335
IDEX	26,038	3,596,108
†Ingersoll Rand	12,115	300,452
ITT	70,264	3,187,175
Lincoln Electric Holdings	46,409	3,202,221
†Middleby	46,931	2,669,435
Parker-Hannifin	700	90,811
Snap-on	30,120	3,277,658
Timken	36,200	1,170,708
		19,959,596
Media–2.76%
†Altice USA Class A	24,190	539,195
†AMC Networks Class A	8,520	207,121
†Charter Communications Class A	2,330	1,016,602
†Discovery Class C	173,683	3,046,400
†DISH Network Class A	85,861	1,716,362
†Fox Class B	11,900	272,272
†Liberty Broadband Class C	27,901	3,089,199

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–4

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
†Liberty Media-Liberty SiriusXM Class C	127,449	$ 4,029,937
Nexstar Media Group Class A	6,960	401,801
Omnicom Group	6,500	356,850
Sinclair Broadcast Group Class A	23,300	374,664
		15,050,403
Metals & Mining–0.22%
†Alcoa	7,000	43,120
Freeport-McMoRan	12,600	85,050
Newmont	12,000	543,360
Nucor	1,600	57,632
Reliance Steel & Aluminum	850	74,451
Steel Dynamics	17,140	386,336
		1,189,949
Mortgage Real Estate Investment Trusts (REITs)–0.12%
New Residential Investment	35,200	176,352
Starwood Property Trust	23,900	244,975
Two Harbors Investment	65,100	248,031
		669,358
Multiline Retail–0.66%
Dollar General	6,480	978,545
Kohl's	63,038	919,725
Nordstrom	51,427	788,890
Target	9,720	903,668
		3,590,828
Multi-Utilities–3.49%
CenterPoint Energy	6,270	96,872
CMS Energy	112,074	6,584,347
Consolidated Edison	3,000	234,000
MDU Resources Group	7,000	150,500
Sempra Energy	48,998	5,536,284
WEC Energy Group	72,517	6,390,923
		18,992,926
Oil, Gas & Consumable Fuels–3.60%
Cabot Oil & Gas	254,073	4,367,515
Chevron	30,980	2,244,811
ConocoPhillips	23,480	723,184
Devon Energy	18,600	128,526
Diamondback Energy	114,361	2,996,258
EOG Resources	6,090	218,753
EQT	221,866	1,568,592
Equitrans Midstream	171,359	861,936
HollyFrontier	3,200	78,432
Kosmos Energy	25,000	22,390
Marathon Oil	48,110	158,282
Marathon Petroleum	5,590	132,036
Murphy Oil	3,100	19,003
PBF Energy Class A	41,410	293,183
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Phillips 66	6,040	$ 324,046
Valero Energy	5,030	228,161
Williams	370,068	5,236,462
		19,601,570
Paper & Forest Products–0.01%
Domtar	1,600	34,624
		34,624
Personal Products–0.19%
Coty Class A	130,772	674,784
†Herbalife Nutrition	11,820	344,671
		1,019,455
Pharmaceuticals–0.86%
Allergan	3,710	657,041
Bristol-Myers Squibb	27,010	1,505,537
†Elanco Animal Health	5,600	125,384
†Jazz Pharmaceuticals	5,900	588,466
Johnson & Johnson	7,650	1,003,145
†Mylan	28,110	419,120
†Nektar Therapeutics	9,100	162,435
Perrigo	5,200	250,068
		4,711,196
Professional Services–0.45%
†CoStar Group	1,300	763,373
†FTI Consulting	5,590	669,514
ManpowerGroup	3,400	180,166
Nielsen Holdings	8,200	102,828
TransUnion	11,200	741,216
		2,457,097
Real Estate Management & Development–0.86%
†CBRE Group Class A	96,297	3,631,360
†Cushman & Wakefield	91,335	1,072,273
		4,703,633
Road & Rail–0.24%
CSX	17,720	1,015,356
Kansas City Southern	1,100	139,898
Landstar System	1,460	139,956
		1,295,210
Semiconductors & Semiconductor Equipment–1.31%
Analog Devices	24,205	2,169,978
Applied Materials	6,420	294,164
†First Solar	3,100	111,786
Intel	11,710	633,745
KLA	1,325	190,456
Lam Research	10,185	2,444,400
NXP Semiconductors	4,740	393,088
†ON Semiconductor	19,160	238,350

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–5

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM	9,770	$ 660,941
		7,136,908
Software–1.42%
†Fair Isaac	975	299,998
†FireEye	12,800	135,424
†Fortinet	2,700	273,159
Oracle	24,230	1,171,036
†Palo Alto Networks	6,350	1,041,146
SS&C Technologies Holdings	19,300	845,726
†Synopsys	30,661	3,948,830
		7,715,319
Specialty Retail–2.11%
Advance Auto Parts	2,900	270,628
†AutoZone	6,299	5,328,954
Best Buy	69,062	3,936,534
†Burlington Stores	475	75,269
Gap	192,937	1,358,276
†O'Reilly Automotive	1,750	526,837
		11,496,498
Technology Hardware, Storage & Peripherals–0.59%
Apple	1,900	483,151
†Dell Technologies Class C	25,739	1,017,977
†NCR	24,100	426,570
†Pure Storage Class A	8,600	105,780
Western Digital	8,100	337,122
†Xerox Holdings	44,600	844,724
		3,215,324
Textiles, Apparel & Luxury Goods–1.06%
Carter's	16,942	1,113,598
†Lululemon Athletica	3,075	582,866
PVH	36,519	1,374,575
Ralph Lauren	40,509	2,707,217
		5,778,256
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Thrifts & Mortgage Finance–0.05%
MGIC Investment	39,500	$ 250,825
		250,825
Tobacco–0.27%
Altria Group	37,830	1,462,886
		1,462,886
Trading Companies & Distributors–0.22%
†HD Supply Holdings	21,100	599,873
†United Rentals	3,560	366,324
†Univar Solutions	23,400	250,848
		1,217,045
Water Utilities–0.05%
Essential Utilities	6,600	268,620
		268,620
Total Common Stock (Cost $499,805,176)		460,583,164
RIGHTS–0.00%
†Bristol-Myers Squibb	1,520	5,776
Total Rights (Cost $3,238)		5,776

MONEY MARKET FUND–8.60%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.32%)	46,841,554	46,841,554
Total Money Market Fund (Cost $46,841,554)		46,841,554

TOTAL INVESTMENTS–93.11% (Cost $546,649,968)	507,430,494
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–6.89%	37,566,168
NET ASSETS APPLICABLE TO 39,248,897 SHARES OUTSTANDING–100.00%	$544,996,662

† Non-income producing.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–6

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(37)	90 Day IMM NEW BPound	$(2,880,450)	$(2,960,492)	6/15/20	$80,042	$—
(33)	Euro	(4,557,919)	(4,668,048)	6/15/20	110,129	—
(29)	Japanese Yen	(3,378,318)	(3,456,529)	6/15/20	78,211	—
					268,382	—
Equity Contracts:
(873)	E-mini S&P 500 Index	(112,167,405)	(111,068,028)	6/19/20	—	(1,099,377)
21	E-mini S&P 500 Index	2,698,185	2,582,405	6/19/20	115,780	—
(1,192)	E-mini S&P MidCap 400 Index	(171,385,760)	(154,635,751)	6/19/20	—	(16,750,009)
(153)	Euro STOXX 50 Index	(4,635,387)	(3,951,436)	6/19/20	—	(683,951)
(40)	FTSE 100 Index	(2,799,942)	(2,504,085)	6/19/20	—	(295,857)
(20)	Nikkei 225 Index (OSE)	(3,519,182)	(3,511,105)	6/11/20	—	(8,077)
					115,780	(18,837,271)
Total Futures Contracts					$384,162	$(18,837,271)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
IMM–International Monetary Market
IT–Information Technology
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–7

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–8

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$460,583,164	$—	$—	$460,583,164
Rights	5,776	—	—	5,776
Money Market Fund	46,841,554	—	—	46,841,554
Total Investments	$507,430,494	$—	$—	$507,430,494
Derivatives:

Assets:
Futures Contracts	$384,162	$—	$—	$384,162
Liabilities:
Futures Contracts	$(18,837,271)	$—	$—	$(18,837,271)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
4. Subsequent Events
At a meeting of the Board of Trustees of the Trust on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) to subadvise the Fund’s managed volatility strategy, effective on or about May 1, 2020. The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Fund. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. as subadviser to the Fund’s managed volatility strategy.
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund–9